Operational Ratios (Details 1) R$ in Thousands		Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Financial Conglomerate [Abstract]
Tier I Regulatory Capital		R$ 66,481,661	R$ 61,476,715	R$ 56,386,001
Principal Capital		61,389,509	56,581,518	52,196,893
Supplementary capital		5,092,153	4,895,197	4,189,108
Tier II Regulatory Capital		5,083,808	4,887,175	4,250,447
Regulatory Capital (Tier I and II)		71,565,469	66,363,890	60,636,448
Credit Risk	[1]	407,786,238	358,955,592	324,696,458
Market Risk	[2]	20,235,208	39,231,773	25,857,109
Operational Risk		47,965,481	42,375,554	32,579,126
Total RWA	[3]	R$ 475,986,927	R$ 440,562,919	R$ 383,132,693
Basel I Ratio		13.97	13.95	14.72
Basel Principal Capital		12.90	12.84	13.62
Basel Regulatory Capital		15.04	15.06	15.83

[1]	Exposures to credit risk subject to the calculation of the capital requirement using a standardized approach (RWACPAD) are based on the procedures established by Circular Bacen 3,644, dated March 4, 2013 and its subsequent complements through the wording of Circular Bacen 3,174 of August 20, 2014 and Bacen Circular 3,770 of October 29, 2015.
[2]	Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (RWAjur2), price indexes (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified as trading portfolios (RWAacs), and portions for gold exposure and foreign currency transactions subject to foreign exchange (RWAcam).
[3]	Risk Weighted Assets.